Offerings	Oct. 31, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2027
Amount Registered	950,000,000
Proposed Maximum Offering Price per Unit	0.99886
Maximum Aggregate Offering Price	$ 948,917,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 145,279.19
Offering Note
1.	The securities sold in this offering are registered under the registrant’s existing registration statement on Form S-3 (File No. 333-280979 ).

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2030
Amount Registered	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99785
Maximum Aggregate Offering Price	$ 997,850,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,770.84
Offering Note
1.	The securities sold in this offering are registered under the registrant’s existing registration statement on Form S-3 (File No. 333-280979 ).

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2031
Amount Registered	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99922
Maximum Aggregate Offering Price	$ 999,220,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,980.58
Offering Note
1.	The securities sold in this offering are registered under the registrant’s existing registration statement on Form S-3 (File No. 333-280979 ).

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2035
Amount Registered	2,000,000,000
Proposed Maximum Offering Price per Unit	0.9983
Maximum Aggregate Offering Price	$ 1,996,600,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 305,679.46
Offering Note
1.	The securities sold in this offering are registered under the registrant’s existing registration statement on Form S-3 (File No. 333-280979 ).

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2044
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit	0.99986
Maximum Aggregate Offering Price	$ 499,930,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,539.28
Offering Note
1.	The securities sold in this offering are registered under the registrant’s existing registration statement on Form S-3 (File No. 333-280979 ).

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2055
Amount Registered	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99519
Maximum Aggregate Offering Price	$ 1,492,785,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 228,545.38
Offering Note
1.	The securities sold in this offering are registered under the registrant’s existing registration statement on Form S-3 (File No. 333-280979 ).

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2027
Amount Registered	300,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note
1.	The securities sold in this offering are registered under the registrant’s existing registration statement on Form S-3 (File No. 333-280979 ).